Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Investment Properties
For the year ended December 31, 2023

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$35,572	$16,757,443	$10,175,880	$26,968,895
Additions	-	35,304	-	35,304
Reclassification	-	(182,588)	(12,233)	(194,821)
Effects of foreign currency exchange differences	-	(298,273)	(171,087)	(469,360)

Balance at December 31, 2023	$35,572	$16,311,886	$9,992,560	$26,340,018

Accumulated depreciation

Balance at January 1, 2023	$-	$3,868,107	$1,371,696	$5,239,803
Depreciation expenses	-	766,322	325,557	1,091,879
Reclassification	-	(51,031)	(4,309)	(55,340)
Effects of foreign currency exchange differences	-	(80,078)	(25,362)	(105,440)

Balance at December 31, 2023	$-	$4,503,320	$1,667,582	$6,170,902

Carrying amount at December 31, 2023	$35,572	$11,808,566	$8,324,978	$20,169,116

For the year ended December 31, 2024

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$35,572	$16,311,886	$9,992,560	$26,340,018
Additions	-	15,145	-	15,145
Disposals	-	(62)	-	(62)
Reclassification	-	(88,176)	159	(88,017)
Effects of foreign currency exchange differences	-	845,530	520,026	1,365,556

Balance at December 31, 2024	$35,572	$17,084,323	$10,512,745	$27,632,640

Accumulated depreciation

Balance at January 1, 2024	$-	$4,503,320	$1,667,582	$6,170,902
Depreciation expenses	-	748,055	331,204	1,079,259
Disposals	-	(28)	-	(28)
Reclassification	-	(9,340)	54	(9,286)
Effects of foreign currency exchange differences	-	241,359	95,390	336,749

Balance at December 31, 2024	$-	$5,483,366	$2,094,230	$7,577,596

Carrying amount at December 31, 2024	$35,572	$11,600,957	$8,418,515	$20,055,044

For the year ended December 31, 2025
	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2025	$35,572	$17,084,323	$10,512,745	$27,632,640
Additions	-	33,260	-	33,260
Reclassification	-	315,032	18,179	333,211
Effects of foreign currency exchange differences	-	(318,251)	(205,183)	(523,434)

Balance at December 31, 2025	$35,572	$17,114,364	$10,325,741	$27,475,677

Accumulated depreciation

Balance at January 1, 2025	$-	$5,483,366	$2,094,230	$7,577,596
Depreciation expenses	-	723,339	320,286	1,043,625
Reclassification	-	216,195	9,563	225,758
Effects of foreign currency exchange differences	-	(79,924)	(28,269)	(108,193)

Balance at December 31, 2025	$-	$6,342,976	$2,395,810	$8,738,786

Carrying amount at December 31, 2025	$35,572	$10,771,388	$7,929,931	$18,736,891

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2025	$1,134	$544,607	$335,121	$880,862
Additions	-	1,060	-	1,060
Reclassification	-	10,042	580	10,622
Effects of foreign currency exchange differences	-	(10,145)	(6,541)	(16,686)

Balance at December 31, 2025	$1,134	$545,564	$329,160	$875,858

Accumulated depreciation

Balance at January 1, 2025	$-	$174,796	$66,759	$241,555
Depreciation expenses	-	23,058	10,210	33,268
Reclassification	-	6,892	305	7,197
Effects of foreign currency exchange differences	-	(2,548)	(901)	(3,449)

Balance at December 31, 2025	$-	$202,198	$76,373	$278,571

Carrying amount at December 31, 2025	$1,134	$343,366	$252,787	$597,287

Summary of Maturity analysis of Operating Lease Payments
The total lease payments to be received in the future under operating leases of investment properties were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Year 1	$1,553,091	$1,253,359	$39,954
Year 2	1,333,489	950,028	30,285
Year 3	1,041,709	637,698	20,328
Year 4	768,824	489,743	15,612
Year 5	644,958	349,344	11,136
Year 6 onwards	1,247,966	326,699	10,414

	$6,590,037	$4,006,871	$127,729

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Fair value	$34,684,323	$33,806,692	$1,077,676